CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ (29,752,298)	$ (122,206,027)	$ (90,622,558)
Other comprehensive (loss) income:
Foreign currency translation (loss) gain	(373,040)	3,935,119	2,128,770
Comprehensive loss	(30,125,338)	(118,270,908)	(88,493,788)
Comprehensive loss attributable to the non-controlling interest	579,222	2,293,247	749,085
Comprehensive loss attributable to the Company	$ (29,546,116)	$ (115,977,661)	$ (87,744,703)